Warrants	3 Months Ended
Mar. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Warrants

3. Warrants

Public Warrants and Private Warrants

The Company’s warrant liability as of March 31, 2022 includes public warrants (the “Public Warrants”) and private placement warrants (the “Private Warrants”). The Company has the ability to redeem outstanding Public Warrants, commencing 90 days after March 18, 2022, the date the Public Warrants become exercisable and prior to their expiration, at a price of $0.01 per warrant, provided that the last reported sales price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading-day period ending on the third trading day prior to the notice date of redemption. In addition, the Company has the ability to redeem all (but not less than all) of the outstanding Public Warrants and Private Warrants, at a price of $0.10 per warrant if certain conditions are satisfied, but primarily the last reported sale prices of the Company’s common stock equals or exceeds $10.00. The Company evaluated the Public Warrants and Private Warrants and concluded that a provision in the underlying warrant agreement dated March 16, 2021, by and between Athena and Continental Stock Transfer & Trust Company, related to certain tender or exchange offers precludes both the Public Warrants and Private Warrants from being accounted for as components of equity. As both the Public Warrants and Private Warrants meet the definition of a derivative, they are recorded on the Condensed Consolidated Balance Sheets as liabilities and measured at fair value at each reporting date, and the change in fair value is reported on the Condensed Consolidated Statements of Operations and Comprehensive Loss.

Project Warrants and Collaboration Warrants

In connection with the concurrent execution of the Project Agreement and additionally a collaboration agreement (the “Collaboration Agreement”) with a customer in March 2022, the Company issued warrants permitting the customer to purchase in the aggregate approximately 4.56 million shares of the Company’s common stock at an exercise price of $0.01 per share. These warrants expire upon the earlier of a change in control of the Company or March 28, 2027. Of these warrants, (i) 0.91 million warrants vest pro rata with certain payments required to be made by the customer under the Project Agreement (the “Project Warrants”), (ii) 1.825 million warrants vested immediately upon execution of the Collaboration Agreement and (iii) 1.825 million warrants will vest based on the customer reaching certain specified performance goals under the Collaboration Agreement relating to towers contracted ((ii) and (iii) collectively the “Collaboration Warrants”). The fair value of both the Project Warrants and Collaboration Warrants is $4.96 per warrant based on the closing price of the Company’s shares on March 28, 2022 less the exercise price.

The Company evaluated the Project Warrants and the Collaboration Warrants under ASC 718 as consideration payable to a customer or non-employees and concluded them to be equity-classified. For the Project Warrants, the total consideration payable to the customer of approximately $4.5 million reduced the transaction price associated with the customer’s contract and the Company recognized $0.2 million as an increase to additional paid-in-capital related for the Project Warrants to reflect the attribution of the Project Warrants’ fair value in a manner similar to revenue recognized under the customer’s contract. As of March 31, 2022, none of the Project Warrants have vested or become exercisable. For the Collaboration Warrants, the Company recognized a prepaid expense of $9.1 million, of which $2.6 million is classified as current and $6.5 million is classified as noncurrent, with a corresponding increase to additional paid-in-capital related to the Collaboration Warrants that immediately vested. This amount will be recognized ratably beginning April 2022 for marketing services to be provided over an estimated period of approximately three years as selling, general and administrative expense. Additional vestings of the Collaboration Warrants will be recognized as deferred contract acquisition costs upon execution of an applicable customer contract as defined in the Collaboration Agreement and will be amortized to expense over the term of the applicable customer contract.